Quarterly Financial Results (Unaudited) - Summary of Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 2,695	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 11,152	$ 10,809	$ 10,680
Expenses	2,435	2,465	2,439	2,455	2,355	2,439	2,408	2,438	2,400	9,714	9,685	9,606
Operating profit	260	418	353	382	285	358	304	271	191	1,438	1,124	1,074
Interest income	1	2	2	4	3	3	3	3	2	11	11	9
Interest expense	(407)	(405)	(418)	(463)	(467)	(471)	(469)	(472)	(469)	(1,753)	(1,881)	(1,898)
Loss on debt extinguishment		0	(260)	0	0					(260)	0	0
Other income (expense)	35	21	57	82	1	(26)	(36)	15	0	161	(47)	(94)
Loss before income taxes and equity earnings in affiliates	(111)	36	(266)	5	(178)	(136)	(198)	(183)	(276)	(403)	(793)	(909)
Income tax expense (benefit)	3	28	(23)	40	37	(15)	29	11	62	82	87	(224)
Equity earnings in affiliates	51	57	55	58	50	52	47	51	38	220	188	158
Net (loss) income	(63)	65	(188)	23	(165)	(69)	(180)	(143)	(300)	(265)	(692)	(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	49	53	47	57	36	55	39	44	39	193	177	174
Net (loss) income attributable to First Data Corporation	$ (112)	$ 12	$ (235)	$ (34)	$ (201)	$ (124)	$ (219)	$ (187)	$ (339)	$ (458)	$ (869)	$ (701)
Net (loss) income per share, basic and diluted	$ (112,000)	$ 12,000	$ (235,000)	$ (34,000)	$ (201,000)	$ (124,000)	$ (219,000)	$ (187,000)	$ (339,000)	$ (458,000)	$ (869,000)	$ (701,000)